Hartford Multifactor Developed Markets ex-US ETF Investment Objectives and Goals - Hartford Multifactor Developed Markets ex-US ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Multifactor Developed Markets (ex-US) ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.